Interim Condensed Consolidated Statements of Cash Flows (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net loss from discontinued operations		$ 6,847,863